CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Operating activities:
Net income (loss)	$ 3,408,663	$ (40,249,781)	$ (44,326,409)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Share-based compensation	658,000	71,333	428,000
Equity in losses of affiliates	868,121	226,779	235,161
Providing(reversal) of allowance for doubtful accounts	(187,193)	3,856,777	(381,972)
Inventory write-downs	470,069	3,954,771	936,126
Depreciation and amortization	2,585,737	3,946,859	4,053,944
Losses(gains) from disposal of equipment and other long-term assets	672,667	(787,160)	1,085,910
Deferred income tax expenses (benefits)	423,423	(179,990)	(109,664)
Gains on disposal of available-for-sale securities	(18,088,327)	0	0
Gains on disposal of held-for-sales assets	(5,838,768)	0	0
Changes in operating assets and liabilities:
Accounts receivable	652,386	2,913,226	(610,373)
Notes receivable	276,062	(153,610)	(122,452)
Inventory	(311,781)	4,691,346	2,929,193
Prepaid advertising expenses	460,984	4,579,347	(2,947,031)
Other prepaid expenses and current assets	3,257,691	2,532,275	(1,425,279)
Accounts payable	(447,401)	(7,343,894)	(2,963,364)
Accrued expenses and other current liabilities	(4,382,664)	(343,890)	(1,468,911)
Notes payable	0	0	(1,148,125)
Income taxes payable	1,574,198	289,717	493,226
Deferred revenue	(167,540)	(118,673)	(120,534)
Net cash used in operating activities	(14,299,843)	(22,333,075)	(45,632,724)
Investing activities:
Purchase of property and equipment	(483,922)	(21,388)	(1,360,682)
Proceeds from disposal of equipment	80,748	3,288,653	2,403
Proceeds from disposal of held-for-sale assets	11,291,342	0	0
Investment in an affiliate	(150,000)	0	0
Disbursement for loan receivable	0	(3,024,932)	0
Purchase of other long-term assets	(358,938)	(477,220)	(620,985)
Proceeds from disposal of available-for-sale securities	18,258,139	0	0
Decrease (increase) in restricted cash	54,201	9,633,487	265,002
Net cash provided by (used in) investing activities	28,691,570	9,398,600	(1,714,262)
Financing activities:
Repurchase of ordinary shares	(1,530,895)	(375,000)	0
Repayment of long-term debt	0	(8,520,507)	0
Net cash used in financing activities	(1,530,895)	(8,895,507)	0
Effect of exchange rate changes on cash and cash equivalents	498,045	(709,543)	(518,949)
Net increase (decreased) in cash and cash equivalents	13,358,877	(22,539,525)	(47,865,935)
Cash and cash equivalents at the beginning of the year	12,146,854	34,686,379	82,552,314
Cash and cash equivalents at the end of the year	25,505,731	12,146,854	34,686,379
Supplemental disclosure of cash flow information:
Income taxes paid	2,236,119	129,780	873,771
Interest paid	0	70,507	185,737
Supplemental disclosure of non-cash investing and financial activities:
Receivable for the sale of property and equipment	0	1,301,227	0
Convertible Debt [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accrued interests	(184,170)	(232,690)	0
Long-term Debt [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accrued interests	0	14,183	189,863
Restricted Cash [Member]
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Accrued interests	$ 0	$ 0	$ (360,033)